capital structure financial policies	12 Months Ended
Dec. 31, 2025
capital structure financial policies
capital structure financial policies
3	capital structure financial policies

General

Our objective when managing financial capital is to maintain a flexible capital structure that optimizes the cost and availability of capital at an acceptable level of risk. In our definition of financial capital, we include:

●	Common equity (excluding accumulated other comprehensive income);
●	Non-controlling interests;
●	Long-term debt (including long-term credit facilities, commercial paper backstopped by long-term credit facilities and any hedging assets or liabilities associated with long-term debt items, net of amounts recognized in accumulated other comprehensive income);
●	Cash and temporary investments;
●	Short-term borrowings (including those arising from securitized trade receivables and unbilled customer finance receivables and any hedging assets or liabilities associated with short - term borrowings, net of amounts recognized in accumulated other comprehensive income); and
●	Other long-term debt.

We manage our financial capital structure and make adjustments to it in light of changes in economic conditions and the risk characteristics of our business. In order to maintain or adjust our financial capital structure, we may:

●	Adjust the amount of dividends paid to holders of Common Shares;
●	Adjust the discount at which Common Shares are offered under the Dividend Reinvestment and Share Purchase Plan;
●	Purchase Common Shares for cancellation pursuant to normal course issuer bids;
●	Issue new equity (including Common Shares and subsidiary equity);
●	Issue new debt, issue new debt to replace existing debt with different characteristics; and /or
●	Increase or decrease the amount of short-term borrowings arising from securitized trade receivables and unbilled customer finance receivables.

During 2025, our financial objectives, which are reviewed annually, were unchanged from 2024. We believe that our financial objectives support our long-term strategy.

We monitor financial capital utilizing a number of measures, including: net debt to earnings before interest, income taxes, depreciation and amortization (EBITDA*) – excluding restructuring and other costs ratio; coverage ratios; and dividend payout ratios.

* EBITDA is not a standardized financial measure under IFRS Accounting Standards and might not be comparable to similar measures disclosed by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We report EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized to determine compliance with certain debt covenants.

Debt and coverage ratios

Net debt to EBITDA – excluding restructuring and other costs is calculated as net debt at the end of the period, divided by 12-month trailing EBITDA – excluding restructuring and other costs. Historically, this measure is substantially similar to the leverage ratio covenant in our credit facilities. Net debt and EBITDA – excluding restructuring and other costs are measures that do not have any standardized meanings prescribed by IFRS Accounting Standards and are therefore unlikely to be comparable to similar measures disclosed by other issuers. The calculation of these measures is set out in the following table. Net debt is one component of a ratio used to determine compliance with certain debt covenants.

As at, or for the 12-month periods ended, December 31 ($ in millions)	Objective	2025	2024
Components of debt and coverage ratios
Net debt [1]		$25,189	$28,569
EBITDA – excluding restructuring and other costs [2]		$7,354	$7,333
Net interest cost [3] (Note 9)		$1,463	$1,357
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.2 – 2.7 [4]	3.4	3.9
Coverage ratios
Earnings coverage [5]		2.1	2.0
EBITDA – excluding restructuring and other costs interest coverage [6]		5.0	5.4

1Net debt and total managed capitalization are calculated as follows:

As at December 31	Note	2025	2024
Long-term debt	26	$30,539	$28,854
TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt	26(g)	(3,625)	—
Debt issuance costs netted against long-term debt		167	120
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated debt, net		71	(68)
Accumulated other comprehensive income (loss) amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated debt – excluding tax effects		(262)	(390)
Cash and temporary investments, net		(2,621)	(869)
Short-term borrowings	22	920	922
Net debt		25,189	28,569
Common equity		15,775	15,620
Non-controlling interests		804	1,178
Add: TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt		3,625	—
Less: accumulated other comprehensive (income) loss amounts included above in common equity and non-controlling interests		(4)	34
Total managed capitalization		$45,389	$45,401

2EBITDA – excluding restructuring and other costs is calculated as follows:

Years ended December 31	Note	2025	2024
EBITDA	5	$6,922	$6,840
Restructuring and other costs	16	432	493
EBITDA – excluding restructuring and other costs		$7,354	$7,333

3

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, unrealized changes in virtual power purchase agreements forward element when accounted for as held for trading (see Note 2(a)), recoveries on long-term debt prepayment premium and recoveries on repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).

4

Our long-term objective range for this ratio is 2.2 – 2.7 times. The ratio as at December 31, 2025, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to circa 2.7 times in the medium term (following the spectrum auctions in 2021 and 2023, and the mmWave spectrum auction upcoming), consistent with our long-term strategy. We have an objective of achieving a ratio of circa 3.0 times in 2027. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.25:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

5

Earnings coverage is defined in Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt (including dividend obligations on preferred shares that are required to be accounted for as financial liabilities); interest on short-term borrowings and other; and long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding those attributable to non-controlling interests.

6

EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Net debt to EBITDA – excluding restructuring and other costs was 3.4 times as at December 31, 2025, compared to 3.9 times one year earlier. The decrease was largely due to the effect of the decrease in net debt levels, primarily due to the junior subordinated notes equity credit and the equity issued by our Terrion subsidiary to a non-controlling interest (see Note 28(b)), partially offset by business acquisitions; net debt levels were already elevated in the current and comparative periods due to our spectrum acquisitions and business acquisitions.

The earnings coverage ratio for the twelve-month period ended December 31, 2025, was 2.1 times, up from 2.0 times one year earlier. An increase in income before borrowing costs and income taxes raised the ratio by 0.3 and an increase in borrowing costs lowered the ratio by 0.2. The EBITDA – excluding restructuring and other costs interest coverage ratio for the twelve-month period ended December 31, 2025, was 5.0 times, down from 5.4 times one year earlier. An increase of $106 million in net interest costs lowered the ratio by 0.4.

TELUS Corporation Common Share dividend payout ratio

So as to be consistent with the way we manage our business, our TELUS Corporation Common Share dividend payout ratio is presented as a historical measure calculated as the sum of the dividends declared in the most recent four quarters for TELUS Corporation Common Shares, as recorded in the financial statements, net of dividend reinvestment plan effects (see Note 13), divided by the sum of free cash flow* amounts for the most recent four quarters for interim reporting periods (divided by annual free cash flow if the reported amount is in respect of a fiscal year). The historical measure for the twelve-month period ended December 31, 2025, is presented for illustrative purposes in evaluating our objective range.

For the 12-month periods ended December 31	Objective	2025	2024
Determined using most comparable IFRS Accounting Standards measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures		110%	105%
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	75%	81%

1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 60%-75% of free cash flow on a prospective basis.

* Free cash flow is not a standardized financial measure under IFRS Accounting Standards and might not be comparable to similar measures presented by other issuers; we define free cash flow as EBITDA (operating revenues and other income less goods and services purchased and employee benefits expense) excluding items that we consider to be of limited predictive value, including certain working capital changes (such as trade receivables and trade payables), proceeds from divested assets, and other sources and uses of cash, as presented in the consolidated statements of cash flows. We have issued guidance on, and report, free cash flow because it is a key performance measure that management and investors use to evaluate the performance of our business.

Our calculation of TELUS Corporation Common Share dividends declared, net of dividend reinvestment plan effects, is as follows:

For the 12-month periods ended December 31 (millions)	2025	2024
TELUS Corporation Common Share dividends declared	$2,532	$2,314
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(876)	(709)
TELUS Corporation Common Share dividends declared – net of dividend reinvestment plan effects	$1,656	$1,605

Our calculation of free cash flow, and its reconciliation to cash provided by operating activities, is as follows:

		2025			2024
		Cash provided			Cash provided
		by operating		Free cash	by operating		Free cash
For the 12-month periods ended December 31 (millions)	Note	activities	Difference	flow	activities	Difference	flow
EBITDA	5	$6,922	$—	$6,922	$6,840	$—	$6,840
Restructuring and other costs, net of disbursements		43	—	43	(34)	—	(34)
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing		33	—	33	(201)	—	(201)
Effect of non-discretionary lease principal		—	(629)	(629)	—	(661)	(661)
Items from the Consolidated statements of cash flows:
Share-based compensation, net of employee share purchase plan cash outflows	14	144	10	154	151	14	165
Net employee defined benefit plans expense	15	60	—	60	73	—	73
Employer contributions to employee defined benefit plans		(23)	—	(23)	(22)	—	(22)
Gain on contributions of real estate to joint ventures	7, 21	(44)	44	—	(110)	110	—
(Income) loss from equity accounted investments		(1)	—	(1)	18	—	18
Gain on purchase of long - term debt		(303)	303	—	—	—	—
Interest paid		(1,384)	—	(1,384)	(1,330)	—	(1,330)
Interest received		53	—	53	33	—	33
Other		(126)	126	—	(91)	91	—
Other working capital items		(28)	28	—	(122)	122	—
Capital expenditures (excluding acquisition from related party)	5	—	(2,566)	(2,566)	—	(2,542)	(2,542)
Capital expenditure for acquisition from related party	21, 30(c)	—	—	—	—	(93)	(93)
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party and similar	21, 30(c)	—	26	26	—	94	94
		5,346	(2,658)	2,688	5,205	(2,865)	2,340
Income taxes paid, net of refunds		(480)	—	(480)	(358)	—	(358)
		$4,866	$(2,658)	$2,208	$4,847	$(2,865)	$1,982